SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) 10K (Details) - USD ($)	3 Months Ended								12 Months Ended
	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
Revenue	$ 4,682,575	$ 3,442,645	$ 2,609,635	$ 1,679	$ 3,046,573	$ 2,621,565	$ 2,735,361	$ 1,318,009	$ 10,736,534	$ 9,721,508	$ 26,080,115
Expenses	267,608	234,494	189,389	431,931	313,708	219,498	251,717	377,744	1,123,422	1,162,667	1,312,267
Net income	$ 4,414,967	$ 3,208,151	$ 2,420,246	$ (430,252)	$ 2,732,865	$ 2,402,067	$ 2,483,644	$ 940,265	$ 9,613,112	$ 8,558,841	$ 24,767,848
Net income (loss) per unit (in dollars per unit)	$ 0.337	$ 0.245	$ 0.184	$ (0.033)	$ 0.208	$ 0.183	$ 0.189	$ 0.072	$ 0.733	$ 0.652	$ 1.888